Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 2.7%
7,300	(1)	AMC Networks, Inc.	$302,585	0.2
20,777		Fox Corp. - Class A	869,102	0.4
1,676		Fox Corp. - Class B	64,124	0.0
6,159		Interpublic Group of Cos., Inc.	226,651	0.1
17,632	(1)	Liberty Media Corp.- Liberty Formula One C Tracking Stock	1,070,791	0.5
56,204		Lumen Technologies, Inc.	582,273	0.3
3,764		News Corp - Class A	84,013	0.0
4,480		Nexstar Media Group, Inc.	829,024	0.4
1,629		Omnicom Group	136,657	0.1
39,300		TEGNA, Inc.	900,756	0.5
9,900		Paramount Global	303,039	0.2
			5,369,015	2.7

		Consumer Discretionary: 11.9%
1,089		Advance Auto Parts, Inc.	222,679	0.1
39,900	(1)	American Axle & Manufacturing Holdings, Inc.	369,474	0.2
399	(1)	Aptiv PLC	51,646	0.0
601	(1)	Autonation, Inc.	68,911	0.0
492	(1)	Autozone, Inc.	916,788	0.5
10,262		Best Buy Co., Inc.	991,720	0.5
7,100		Big Lots, Inc.	246,796	0.1
9,200		BorgWarner, Inc.	377,292	0.2
6,390		Brunswick Corp.	610,373	0.3
668	(1)	Carmax, Inc.	73,032	0.0
13,869		Carter's, Inc.	1,340,855	0.7
84	(1)	Chipotle Mexican Grill, Inc.	127,961	0.1
155	(1)	Deckers Outdoor Corp.	44,739	0.0
6,150	(2)	Dick's Sporting Goods, Inc.	645,750	0.3
2,586	(1)	Dollar Tree, Inc.	367,419	0.2
298		Domino's Pizza, Inc.	128,799	0.1
3,253		D.R. Horton, Inc.	277,806	0.1
13,100		eBay, Inc.	715,129	0.4
13,100		Foot Locker, Inc.	414,222	0.2
1,365		Garmin Ltd.	150,751	0.1
1,808		Gentex Corp.	54,728	0.0
2,527		Genuine Parts Co.	308,698	0.2
30,393	(1)	Goodyear Tire & Rubber Co.	470,788	0.2
17,700		H&R Block, Inc.	439,137	0.2
21,900		Hanesbrands, Inc.	338,355	0.2
16,600		Harley-Davidson, Inc.	685,580	0.3
1,000		Hibbett, Inc.	45,080	0.0
426	(1)	Hilton Worldwide Holdings, Inc.	63,414	0.0
2,200		Lear Corp.	346,148	0.2
6,223		Lennar Corp. - Class A	559,323	0.3
3,078		LKQ Corp.	144,512	0.1
336	(1)	Lululemon Athletica, Inc.	107,500	0.1
14,400		Macy's, Inc.	373,248	0.2
1,900	(1)	Meritage Homes Corp.	187,302	0.1
36,500	(1)	Modine Manufacturing Co.	368,650	0.2
6,651	(1)	Mohawk Industries, Inc.	936,328	0.5
20	(1)	NVR, Inc.	99,169	0.0
9,100	(1)	ODP Corp./The	400,400	0.2
1,015	(1)	O'Reilly Automotive, Inc.	658,979	0.3
3,500		Penske Auto Group, Inc.	344,015	0.2
18,800	(1)	Perdoceo Education Corp.	196,836	0.1
501		Polaris, Inc.	60,876	0.0
457		Pool Corp.	209,571	0.1
9,450		Pulte Group, Inc.	469,287	0.2
13,440		PVH Corp.	1,315,642	0.7
6,800		Rent-A-Center, Inc.	193,188	0.1
20,427		Ross Stores, Inc.	1,866,823	0.9
1,651		Service Corp. International	100,463	0.0
4,000	(1)	Sleep Number Corp.	262,800	0.1
4,900		Sturm Ruger & Co., Inc.	354,809	0.2
2,656		Tapestry, Inc.	108,630	0.1
6,400		Thor Industries, Inc.	579,200	0.3
11,100		Toll Brothers, Inc.	602,286	0.3
2,110		Tractor Supply Co.	429,997	0.2
188	(1)	Ulta Beauty, Inc.	70,406	0.0
5,570		Whirlpool Corp.	1,121,074	0.6
708	(2)	Williams-Sonoma, Inc.	102,561	0.1
1,305		Yum! Brands, Inc.	159,967	0.1
7,700	(1)	Zumiez, Inc.	342,573	0.2
			23,620,485	11.9

		Consumer Staples: 4.2%
2,687		Albertsons Cos, Inc.	78,326	0.1
9,614		Archer-Daniels-Midland Co.	754,218	0.4
1,176		Church & Dwight Co., Inc.	115,072	0.1
334		Clorox Co.	48,694	0.0
11,200		Conagra Brands, Inc.	391,664	0.2
10,600		Edgewell Personal Care Co.	378,208	0.2
2,244		Flowers Foods, Inc.	61,508	0.0
1,058		Hershey Co.	213,991	0.1
4,448		Ingredion, Inc.	394,716	0.2
6,420		JM Smucker Co.	865,095	0.4
1,452		Kellogg Co.	92,841	0.1
43,650		Kroger Co.	2,042,820	1.0
12,100		Molson Coors Beverage Co.	631,378	0.3
15,900		SpartanNash Co.	447,426	0.2
16,600	(1)	Sprouts Farmers Market, Inc.	472,768	0.2
14,932		Tyson Foods, Inc.	1,383,599	0.7
			8,372,324	4.2

		Energy: 2.0%
2,980		Coterra Energy, Inc.	69,523	0.0
1,172		Cheniere Energy, Inc.	155,759	0.1
8,300		EOG Resources, Inc.	953,836	0.5
20,600		HollyFrontier Corp.	627,270	0.3
37,800		Marathon Oil Corp.	852,768	0.4
5,500		Marathon Petroleum Corp.	428,285	0.2
18,300	(1)	National Energy Services Reunited Corp.	163,053	0.1
738		Pioneer Natural Resources Co.	176,825	0.1
4,900		Valero Energy Corp.	409,199	0.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
6,044		Williams Cos., Inc.	$189,056	0.1
			4,025,574	2.0

		Financials: 20.0%
412		Affiliated Managers Group, Inc.	57,004	0.0
18,545		Aflac, Inc.	1,132,914	0.6
6,900		Allstate Corp.	844,284	0.4
13,627		Ally Financial, Inc.	679,987	0.3
4,729		American Financial Group, Inc.	640,259	0.3
3,839		Ameriprise Financial, Inc.	1,150,894	0.6
42,700		Annaly Capital Management, Inc.	297,192	0.1
4,157	(1)	Arch Capital Group Ltd.	195,836	0.1
1,581		Arthur J. Gallagher & Co.	250,098	0.1
16,900		Associated Banc-Corp.	412,191	0.2
380		Assurant, Inc.	64,490	0.0
30,872		Bank of NT Butterfield & Son Ltd.	1,185,485	0.6
2,334		Brown & Brown, Inc.	157,802	0.1
1,850		Cboe Global Markets, Inc.	216,986	0.1
2,146		Cincinnati Financial Corp.	263,507	0.1
22,500		Citizens Financial Group, Inc.	1,179,450	0.6
30,000		CNO Financial Group, Inc.	725,100	0.4
107	(1),(2)	Credit Acceptance Corp.	58,863	0.0
6,065		Discover Financial Services	748,664	0.4
32,025		East West Bancorp, Inc.	2,804,109	1.4
6,200		Essent Group Ltd.	273,916	0.1
667		Evercore, Inc.	84,716	0.0
1,687		Everest Re Group Ltd.	503,097	0.3
355		Factset Research Systems, Inc.	144,162	0.1
3,000		Federal Agricultural Mortgage Corp.	371,100	0.2
26,656		Fidelity National Financial, Inc.	1,269,892	0.6
17,056		Fifth Third Bancorp	815,959	0.4
8,652		First American Financial Corp.	580,030	0.3
937		First Citizens BancShares, Inc.	738,778	0.4
11,482		First Republic Bank	1,989,371	1.0
5,683		Franklin Resources, Inc.	168,956	0.1
31,300	(1)	Genworth Financial, Inc.	127,078	0.1
2,900		Hanover Insurance Group, Inc.	404,579	0.2
16,695		Hartford Financial Services Group, Inc.	1,159,969	0.6
8,000		HomeStreet, Inc.	411,680	0.2
4,392		Huntington Bancshares, Inc.	68,164	0.0
2,719		Invesco Ltd.	57,752	0.0
20,431		Jefferies Financial Group, Inc.	726,118	0.4
37,311		Keycorp	935,387	0.5
939		KKR & Co., Inc.	56,453	0.0
8,279		Lazard Ltd.	286,288	0.1
4,900		Lincoln National Corp.	330,358	0.2
872		LPL Financial Holdings, Inc.	157,788	0.1
552		M&T Bank Corp.	100,591	0.0
105	(1)	Markel Corp.	130,505	0.1
24,000		MGIC Investment Corp.	364,320	0.2
223		Morningstar, Inc.	62,585	0.0
669		MSCI, Inc. - Class A	335,631	0.2
1,463		Nasdaq, Inc.	250,392	0.1
23,000		Navient Corp.	405,030	0.2
961		Northern Trust Corp.	109,458	0.1
21,053		Old Republic International Corp.	554,747	0.3
2,023		Principal Financial Group, Inc.	142,905	0.1
44,300		Prospect Capital Corp.	357,058	0.2
2,344		Prudential Financial, Inc.	261,731	0.1
3,011		Raymond James Financial, Inc.	330,156	0.2
39,042		Regions Financial Corp.	944,426	0.5
552		S&P Global, Inc.	207,276	0.1
23,719		SEI Investments Co.	1,389,459	0.7
207		Signature Bank	71,392	0.0
15,400		Sixth Street Specialty Lending, Inc.	360,976	0.2
130,560		SLM Corp.	2,572,032	1.3
9,249		State Street Corp.	789,217	0.4
878		Stifel Financial Corp.	64,533	0.0
180	(1)	SVB Financial Group	109,080	0.1
5,582		Synchrony Financial	238,798	0.1
3,243		T. Rowe Price Group, Inc.	468,808	0.2
13,700		Unum Group	382,504	0.2
13,500		Victory Capital Holdings, Inc.	447,795	0.2
77,417		Virtu Financial, Inc.	2,715,788	1.4
652		Willis Towers Watson PLC	144,940	0.1
1,031		WR Berkley Corp.	93,099	0.0
10,287		Zions Bancorp NA	729,245	0.4
			39,861,183	20.0

		Health Care: 8.5%
21,148		Agilent Technologies, Inc.	2,756,853	1.4
8,042		Becton Dickinson & Co.	2,181,634	1.1
311	(1)	Bio-Rad Laboratories, Inc.	194,674	0.1
320		Bio-Techne Corp.	134,211	0.1
8,000		Cardinal Health, Inc.	432,080	0.2
1,386		Cerner Corp.	129,245	0.1
220	(1)	Charles River Laboratories International, Inc.	64,055	0.0
385		Cooper Cos., Inc.	157,473	0.1
7,700	(1)	DaVita, Inc.	868,329	0.4
109	(1)	DexCom, Inc.	45,116	0.0
1,462	(1)	Henry Schein, Inc.	126,288	0.1
1,926	(1)	Hologic, Inc.	137,073	0.1
736	(1)	Horizon Therapeutics Plc	67,101	0.0
493	(1)	Idexx Laboratories, Inc.	262,449	0.1
847	(1)	IQVIA Holdings, Inc.	194,912	0.1
4,100	(1)	Jazz Pharmaceuticals PLC	563,422	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
12,716	(1)	Laboratory Corp. of America Holdings	$3,449,342	1.7
209	(1)	Masimo Corp.	32,907	0.0
5,619		McKesson Corp.	1,545,000	0.8
169	(1)	Mettler Toledo International,Inc.	238,077	0.1
612	(1)	Molina Healthcare,Inc.	187,804	0.1
3,498		Organon& Co.	130,580	0.1
876		PerkinElmer,Inc.	157,338	0.1
1,802		Quest Diagnostics,Inc.	236,549	0.1
708		Resmed,Inc.	174,699	0.1
11,300		Select Medical Holdings Corp.	261,595	0.1
358		STERIS Public Ltd. Co.	85,920	0.0
3,246	(1)	United Therapeutics Corp.	539,485	0.3
2,900		Universal Health Services,Inc.	417,397	0.2
350	(1)	Veeva Systems,Inc.	80,168	0.0
1,551	(1)	Vertex Pharmaceuticals,Inc.	356,761	0.2
31,200		Viatris,Inc.	343,512	0.2
458	(1)	Waters Corp.	145,062	0.1
676		West Pharmaceutical Services,Inc.	261,666	0.1
			16,958,777	8.5

		Industrials: 14.8%
44,500		ACCO Brands Corp.	382,700	0.2
442		Acuity Brands,Inc.	80,608	0.0
1,785		AECOM	129,698	0.1
9,093		AGCO Corp.	1,092,615	0.6
45,176		Air Lease Corp.	1,886,550	1.0
457		Allegion Public Ltd.	52,336	0.0
16,500		Allison Transmission Holdings,Inc.	659,010	0.3
158		AMERCO	91,262	0.0
9,000	(1),(2)	American Airlines Group,Inc.	155,250	0.1
1,235		Ametek,Inc.	160,291	0.1
1,911		AO Smith Corp.	131,056	0.1
8,900		Apogee Enterprises,Inc.	401,123	0.2
3,900	(1)	Atkore,Inc.	396,669	0.2
6,700		Boise Cascade Co.	535,598	0.3
513		Carlisle Cos.,Inc.	121,786	0.1
8,594		Carrier Global Corp.	385,699	0.2
706		CH Robinson Worldwide,Inc.	68,256	0.0
520		Cintas Corp.	195,166	0.1
1,388	(1)	Copart,Inc.	170,557	0.1
3,511		Cummins,Inc.	716,665	0.4
2,400		Curtiss-Wright Corp.	354,048	0.2
952		Dover Corp.	149,331	0.1
17,558		EMCOR Group,Inc.	2,028,651	1.0
639		Equifax,Inc.	139,519	0.1
2,303		Expeditors International Washington,Inc.	238,038	0.1
4,873		Fastenal Co.	250,765	0.1
1,231		Fortive Corp.	79,707	0.0
579		Fortune Brands Home& Security,Inc.	50,315	0.0
526	(1)	FTI Consulting,Inc.	76,796	0.0
396	(1)	Generac Holdings,Inc.	124,926	0.1
841		Graco,Inc.	60,628	0.0
10,300	(1)	Hawaiian Holdings,Inc.	197,554	0.1
8,400		Hillenbrand,Inc.	400,764	0.2
423		Hubbell,Inc.	75,400	0.0
3,231		Huntington Ingalls Industries,Inc.	660,416	0.3
1,823		IDEX Corp.	349,834	0.2
24,500		Interface,Inc.	319,725	0.2
633		ITT,Inc.	55,622	0.0
21,102		Jacobs Engineering Group,Inc.	2,595,546	1.3
1,155		JB Hunt Transport Services,Inc.	234,384	0.1
2,354		Knight-Swift Transportation Holdings,Inc.	128,246	0.1
400		Landstar System,Inc.	61,764	0.0
250		Lennox International,Inc.	66,733	0.0
6,600		Manpowergroup,Inc.	701,448	0.4
2,810		Masco Corp.	157,472	0.1
22,800		MDU Resources Group,Inc.	610,356	0.3
12,400	(1)	Meritor,Inc.	441,564	0.2
4,800		Moog,Inc.	398,928	0.2
293		Nordson Corp.	66,362	0.0
1,017		Old Dominion Freight Line	319,369	0.2
4,553		Oshkosh Corp.	505,565	0.3
4,272		Otis Worldwide Corp.	334,626	0.2
9,100		Owens Corning,Inc.	848,029	0.4
793		Paccar,Inc.	72,805	0.0
635		Parker Hannifin Corp.	188,208	0.1
1,799		Pentair PLC	104,180	0.1
13,700		Primoris Services Corp.	361,269	0.2
2,519		Quanta Services,Inc.	274,420	0.1
437		Regal Rexnord Corp.	70,073	0.0
2,058		Republic Services,Inc.	247,536	0.1
1,380		Robert Half International,Inc.	166,000	0.1
396		Rockwell Automation,Inc.	105,566	0.1
3,038		Roper Technologies,Inc.	1,361,692	0.7
7,100		Rush Enterprises,Inc. - Class A	368,774	0.2
3,720		Ryder System,Inc.	293,285	0.2
4,900	(1)	Skywest,Inc.	137,739	0.1
3,774		Snap-On,Inc.	793,219	0.4
542		Stanley Black& Decker,Inc.	88,183	0.0
1,106		Textron,Inc.	80,882	0.0
3,500		Timken Co.	229,460	0.1
651		Toro Co.	61,070	0.0
1,696		Trane Technologies PLC	261,065	0.1
539		TransUnion	48,920	0.0
437	(1)	Trex Co.,Inc.	40,134	0.0
11,800		Triton International Ltd.	775,024	0.4
8,100	(1)	United Airlines Holdings,Inc.	359,640	0.2
892	(1)	United Rentals,Inc.	286,885	0.1
12,851		Universal Logistics Holdings,Inc.	245,840	0.1
227		Valmont Industries,Inc.	49,134	0.0
529		Verisk Analytics,Inc.	93,813	0.1
23,600		Wabash National Corp.	402,144	0.2

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
474		Watsco, Inc.	$129,430	0.1
7,317		Westinghouse Air Brake Technologies Corp.	679,164	0.3
313		WW Grainger, Inc.	149,320	0.1
803		Xylem, Inc.	71,427	0.0
			29,491,627	14.8

		Information Technology: 13.9%
13,890	(1)	Advanced Micro Devices, Inc.	1,713,193	0.9
622	(1)	Akamai Technologies, Inc.	67,338	0.0
9,438		Amdocs Ltd.	742,771	0.4
32,600		Amkor Technology, Inc.	739,042	0.4
3,684		Amphenol Corp.	280,021	0.1
243	(1)	ANSYS, Inc.	78,778	0.0
1,283	(1)	Arista Networks, Inc.	157,463	0.1
8,200	(1)	Arrow Electronics, Inc.	999,416	0.5
35,800	(1)	Black Knight, Inc.	2,011,602	1.0
825		Broadridge Financial Solutions, Inc. ADR	120,623	0.1
1,935	(1)	Cadence Design Systems, Inc.	293,017	0.1
1,240		CDW Corp.	213,850	0.1
2,138		Corning, Inc.	86,375	0.0
3,900	(1)	Diodes, Inc.	349,401	0.2
11,200	(1)	DXC Technology Co.	381,136	0.2
739		Entegris, Inc.	96,425	0.0
507	(1)	EPAM Systems, Inc.	105,329	0.1
20,089	(1)	Euronet Worldwide, Inc.	2,576,012	1.3
1,707	(1)	F5, Inc.	342,851	0.2
1,091	(1)	Fortinet, Inc.	375,871	0.2
625	(1)	Gartner, Inc.	175,262	0.1
50,102		Genpact Ltd.	2,096,268	1.1
42,144		Hewlett Packard Enterprise Co.	670,932	0.3
60,963		HP, Inc.	2,094,689	1.0
15,790		Jabil, Inc.	912,820	0.5
15,703		Juniper Networks, Inc.	530,604	0.3
18,712	(1)	Keysight Technologies, Inc.	2,944,707	1.5
2,991		Marvell Technology, Inc.	204,375	0.1
8,700		Methode Electronics, Inc.	397,068	0.2
996		Microchip Technology, Inc.	70,049	0.0
303		Monolithic Power Systems, Inc.	138,986	0.1
1,349		Motorola Solutions, Inc.	297,360	0.1
1,954		NetApp, Inc.	153,154	0.1
12,500	(1)	Netgear, Inc.	332,625	0.2
220	(1)	Palo Alto Networks, Inc.	130,735	0.1
2,859		Paychex, Inc.	340,393	0.2
5,000	(1)	Qorvo, Inc.	683,900	0.3
9,700	(1)	Sanmina Corp.	385,866	0.2
10,600		Seagate Technology Holdings PLC	1,093,496	0.5
909		Skyworks Solutions, Inc.	125,596	0.1
3,800		TD SYNNEX Corp.	386,954	0.2
1,246	(1)	Synopsys, Inc.	389,238	0.2
170	(1)	Teledyne Technologies, Inc.	72,995	0.0
791		Teradyne, Inc.	93,275	0.0
836	(1)	Trimble, Inc.	58,311	0.0
195	(1)	Tyler Technologies, Inc.	83,511	0.0
504	(1)	VeriSign, Inc.	107,715	0.1
20,000		Western Union Co.	363,600	0.2
21,000		Xerox Holdings Corp.	413,910	0.2
367	(1)	Zebra Technologies Corp.	151,696	0.1
			27,630,604	13.9

		Materials: 6.1%
8,403		Albemarle Corp.	1,646,064	0.8
6,151		Amcor PLC	71,536	0.0
663		Avery Dennison Corp.	116,821	0.1
727		Ball Corp.	65,241	0.0
9,605	(1)	Berry Global Group, Inc.	582,543	0.3
10,600		Cabot Corp.	775,496	0.4
5,243		Celanese Corp. - Series A	730,245	0.4
1,437		CF Industries Holdings, Inc.	116,670	0.1
12,900		Chemours Co.	356,040	0.2
4,924		Corteva, Inc.	256,196	0.1
4,141		Crown Holdings, Inc.	507,976	0.3
601		Eagle Materials, Inc.	82,235	0.0
3,904		Eastman Chemical Co.	462,507	0.2
16,841		Graphic Packaging Holding Co.	346,588	0.2
15,600		Huntsman Corp.	630,864	0.3
4,700	(1)	Ingevity Corp.	320,681	0.2
863		International Flavors & Fragrances, Inc.	114,779	0.1
10,048		International Paper Co.	437,389	0.2
10,500	(1)	Koppers Holdings, Inc.	300,615	0.1
1,311		Louisiana-Pacific Corp.	94,326	0.0
3,800		LyondellBasell Industries NV - Class A	369,474	0.2
422		Martin Marietta Materials, Inc.	160,107	0.1
3,344		Nucor Corp.	440,137	0.2
29,800	(1)	O-I Glass, Inc.	380,844	0.2
411		Packaging Corp. of America	60,495	0.0
850		PPG Industries, Inc.	113,433	0.1
5,990		Reliance Steel & Aluminum Co.	1,143,311	0.6
654		RPM International, Inc.	55,309	0.0
9,500		Schweitzer-Mauduit International, Inc.	296,590	0.1
1,171		Sealed Air Corp.	78,609	0.0
9,000		Silgan Holdings, Inc.	376,920	0.2
7,270		Steel Dynamics, Inc.	513,117	0.3
799	(1)	Sylvamo Corp.	27,885	0.0
1,716		Valvoline, Inc.	55,478	0.0
615		Vulcan Materials Co.	111,592	0.1
1,285		WestRock Co.	58,172	0.0
			12,256,285	6.1

		Real Estate: 11.2%
10,634		Alexandria Real Estate Equities, Inc.	2,014,080	1.0
1,218		AvalonBay Communities, Inc.	290,603	0.1
1,114		Boston Properties, Inc.	136,253	0.1
20,600		Brandywine Realty Trust	274,598	0.1
16,000		Brixmor Property Group, Inc.	401,920	0.2
498		Camden Property Trust	82,225	0.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
34,212	(1) CBRE Group, Inc.	$3,313,432	1.7
1,621	CubeSmart	78,148	0.0
2,305	Duke Realty Corp.	122,165	0.1
2,924	Equinix, Inc.	2,075,250	1.0
1,246	Equity Lifestyle Properties, Inc.	92,976	0.1
3,433	Equity Residential	292,835	0.2
544	Essex Property Trust, Inc.	172,540	0.1
1,327	Extra Space Storage, Inc.	249,675	0.1
1,161	First Industrial Realty Trust, Inc.	66,850	0.0
76,634	Franklin Street Properties Corp.	442,945	0.2
13,500	Gaming and Leisure Properties, Inc.	613,035	0.3
1,718	Healthpeak Properties, Inc.	53,361	0.0
12,500	Industrial Logistics Properties Trust	279,625	0.1
1,982	Invitation Homes, Inc.	74,920	0.0
16,964	Iron Mountain, Inc.	834,290	0.4
590	(1) Jones Lang LaSalle, Inc.	145,270	0.1
5,023	Kimco Realty Corp.	118,191	0.1
17,900	Kite Realty Group Trust	392,547	0.2
583	Life Storage, Inc.	73,802	0.0
17,400	Medical Properties Trust, Inc.	353,916	0.2
15,031	Mid-America Apartment Communities, Inc.	3,075,493	1.5
6,900	Office Properties Income Trust	172,845	0.1
12,000	Omega Healthcare Investors, Inc.	338,040	0.2
29,400	Paramount Group, Inc.	328,986	0.2
24,600	Piedmont Office Realty Trust, Inc.	419,184	0.2
14,800	Plymouth Industrial REIT, Inc.	385,984	0.2
30,000	Preferred Apartment Communities, Inc.	757,800	0.4
1,405	Realty Income Corp.	92,856	0.1
17,700	RLJ Lodging Trust	247,623	0.1
25,400	Sabra Healthcare REIT, Inc.	341,122	0.2
4,425	SBA Communications Corp.	1,342,501	0.7
14,200	Service Properties Trust	122,546	0.1
807	Simon Property Group, Inc.	111,011	0.1
21,500	SITE Centers Corp.	334,325	0.2
345	Sun Communities, Inc.	62,445	0.0
22,400	Tanger Factory Outlet Centers, Inc.	373,632	0.2
1,028	UDR, Inc.	56,406	0.0
34,400	Uniti Group, Inc.	446,168	0.2
2,382	VICI Properties, Inc.	66,601	0.0
3,603	Weyerhaeuser Co.	140,085	0.1
809	WP Carey, Inc.	62,617	0.0
		22,323,722	11.2

	Utilities: 2.6%
3,082	AES Corp.	65,431	0.0
1,065	Alliant Energy Corp.	62,196	0.0
1,303	Ameren Corp.	111,993	0.1
781	American Water Works Co., Inc.	118,001	0.1
1,200	CMS Energy Corp.	76,812	0.0
1,984	Consolidated Edison, Inc.	170,168	0.1
1,503	DTE Energy Co.	182,750	0.1
1,369	Edison International	86,822	0.0
1,358	Entergy Corp.	142,875	0.1
2,173	Evergy, Inc.	135,617	0.1
1,117	Eversource Energy	91,371	0.0
14,192	FirstEnergy Corp.	593,935	0.3
8,019	National Fuel Gas Co.	499,102	0.2
2,249	NiSource, Inc.	65,064	0.0
21,978	NRG Energy, Inc.	831,647	0.4
5,034	PPL Corp.	131,740	0.1
3,512	Public Service Enterprise Group, Inc.	227,683	0.1
3,050	UGI Corp.	117,242	0.1
51,659	Vistra Corp.	1,178,858	0.6
1,267	WEC Energy Group, Inc.	115,145	0.1
2,126	Xcel Energy, Inc.	143,144	0.1
		5,147,596	2.6

	Total Common Stock
	(Cost $173,384,048)	195,057,192	97.9

EXCHANGE-TRADED FUNDS: 0.3%
6,302	iShares Russell Midcap Index Fund	480,968	0.3

	Total Exchange-Traded Funds
	(Cost $480,050)	480,968	0.3

	Total Long-Term Investments
	(Cost $173,864,098)	195,538,160	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.1%
279,012	(3) Bank of Nova Scotia, Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $279,012, collateralized by various U.S. Government Securities, 0.750%-1.500%, Market Value plus accrued interest $284,593, due 11/15/24-11/30/28)
	(Cost $279,012)	279,012	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
3,599,311	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,599,311)	$3,599,311	1.8

	Total Short-Term Investments
	(Cost $3,878,323)	3,878,323	1.9

	Total Investments in Securities (Cost $177,742,421)	$199,416,483	100.1
	Liabilities in Excess of Other Assets	(130,446)	(0.1)
	Net Assets	$199,286,037	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$195,057,192	$–	$–	$195,057,192
Exchange-Traded Funds	480,968	–	–	480,968
Short-Term Investments	3,599,311	279,012	–	3,878,323
Total Investments, at fair value	$199,137,471	$279,012	$–	$199,416,483

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $178,748,976.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,422,669
Gross Unrealized Depreciation	(9,755,162)

Net Unrealized Appreciation	$20,667,507